NOTE 7 - SUPPLEMENTARY BALANCE SHEET INFORMATION: Schedule of Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Other Payables and Accrued Expenses
	December 31,
	2021	2020

Provision for legal claims	128	128
Accrued expenses administrative (includes director fees in the amount of $7 and $8, in 2021 and 2020, respectively)	34	31
	162	159